Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class IA
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IA
Average Annual Return, Percent		16.94%	9.36%	8.87%
Class IB
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class IB
Average Annual Return, Percent		16.73%	9.11%	8.60%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		23.81%	13.86%	12.55%
George Putnam Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		George Putnam Blended Index
Average Annual Return, Percent	[1]	15.14%	8.96%	8.70%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%
George Putnam Blended Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		George Putnam Blended Index†
Average Annual Return, Percent	[2]	15.14%	8.96%	8.70%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		1.25%	(0.33%)	1.35%

[1]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.

[2]
†	The George Putnam Blended Index is comprised of 60% S&P 500 Index and 40% Bloomberg U.S. Aggregate Index.